Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing a 1/2,000th interest in a share of 6.50% Series D Mandatory Convertible Preferred Stock
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	50.00
Maximum Aggregate Offering Price	$ 5,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690,500.00
Offering Note	Included in this exhibit are 100,000,000 Depositary Shares (the "Depositary Shares"), each representing a 1/2,000th interest in a share of the Registrant's 6.50% Series D Mandatory Convertible Preferred Stock, par value $0.01 per share, (the "Mandatory Convertible Preferred Stock"). The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and paid in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included in this exhibit are: (i) 31,238,285 shares of the Registrant's common stock, par value $0.01 per share (the "Common Stock"), issuable upon conversion of 50,000 shares of Mandatory Convertible Preferred Stock at the initial maximum conversion rate of 624.7657 shares of Common Stock per Depositary Share; and (ii) up to 15,631,529 shares of Common Stock issuable on account of unpaid dividends, based on the initial floor price of $56.021 per share of Common Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends, or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege or upon mandatory conversion.